Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Information

	(in thousands, except per share data)
	Year Ended December 31, 2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$4,399,440	$4,357,609	$4,225,514	$3,456,713
Gross margin (1)	288,282	386,306	523,836	382,838
Net earnings (loss) (2)	84,292	159,344	267,736	(15,288)
Net earnings (loss) attributable to Nucor stockholders (2)	67,800	124,755	227,126	(62,022)
Net earnings (loss) per share:
Basic	0.21	0.39	0.71	(0.19)
Diluted	0.21	0.39	0.71	(0.19)

	(in thousands, except per share data)
	Year Ended December 31, 2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$5,108,444	$5,291,075	$5,701,869	$5,003,753
Gross margin (3)	377,202	415,867	599,586	513,871
Net earnings (4)	129,696	166,935	274,201	244,958
Net earnings attributable to Nucor stockholders (4)	111,031	147,041	245,447	210,427
Net earnings per share:
Basic	0.35	0.46	0.76	0.66
Diluted	0.35	0.46	0.76	0.65

(1)	Nucor incurred a LIFO credit of $16.5 million in the first quarter, a LIFO credit of $95.5 million in the second quarter, a LIFO credit of $137.0 million in the third quarter and a LIFO credit of $217.8 million in the fourth quarter.
(2)	Second quarter results include a $9.3 million benefit related to state tax credits. Third quarter results were impacted by an out-of-period non-cash gain of $10.2 million related to a correction of deferred tax balances. Fourth quarter results were impacted by a $153.0 million impairment charge related to our Duferdofin Nucor S.r.l. joint venture and an $84.1 million pre-tax impairment charge on assets related to the blast furnace project at the St. James Parish site.
(3)	Nucor incurred a LIFO charge of $14.5 million in the first quarter, no charge or credit recorded in the second quarter, a LIFO credit of $14.5 million in the third quarter and a LIFO credit of $57.3 million in the fourth quarter. Nucor incurred $8.9 million in inventory-related purchase accounting adjustments in the fourth quarter associated with the acquisition of Gallatin.
(4)	First quarter results include a $12.8 million charge related to tax legislation changes in the state of New York and a $9.0 million pre-tax charge related to the disposal of assets within the steel mills segment. Third quarter results include a $12.5 million pre-tax charge related to the partial write down of assets within the steel mills segment. Fourth quarter results include a $9.2 million out-of-period non-cash gain related to a correction to tax balances.